Cash and Cash Equivalents (Details)	Dec. 31, 2023	Dec. 31, 2022
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Percentage of bank deposit interest rate	0.20%	0.30%
Top of range [member]
Cash and Cash Equivalents [Line Items]
Percentage of bank deposit interest rate	0.40%	0.40%